Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets:
Money market funds	$ 10,880	$ 15,216
Total assets	10,880	15,216
Liabilities:
Preferred stock warrant liability	780	433
Total liabilities	780	433
Fair Value Inputs Level 1
Assets:
Money market funds	10,880	15,216
Total assets	10,880	15,216
Fair Value Inputs Level 3
Liabilities:
Preferred stock warrant liability	780	433
Total liabilities	$ 780	$ 433